Employee benefits - Actuarial assumptions - General information (Details)	12 Months Ended
Dec. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Percentage of discount rate used for euro zone	87.00%
French part-time for seniors plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Average sign-up rate (as a percent)	70.00%